Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 20:- REVENUE RECOGNITION

Remaining performance obligations represent contract revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied was approximately $137.5 million as of December 31, 2024. The Company expects to recognize approximately 88% in 2025 from remaining performance obligations as of December 31, 2024, and the remainder thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration; the remaining performance obligations related to professional services contracts that are on a time and materials basis were excluded, as the Company elected to apply the practical expedient in accordance with IFRS 15.

Contract balances:

The following table provides information about trade receivables, unbilled receivables, contract assets, and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2023	2024
Trade receivables (net of allowance for credit losses of $7,066 and $7,906 at December 31, 2023 and 2024, respectively)	$108,385	$123,133
Unbilled receivables	15,953	11,583
Contract assets	6,760	5,100
Long-term unbilled receivables *)	2,240	1,783
Long-term trade receivables *)	1,029	901
Deferred revenues (short-term contract liabilities)	$13,537	$21,031

*)	Included in Other long-term receivables in the consolidated statements of financial position.

An analysis of past due but not impaired trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 days	31-60 days	61-90 days	91-120 days	Over 121 days	Total	Unpaid deferred revenues	Allowance for credit losses	Total trade receivables, net
December 31, 2023	$71,545	$30,191	$7,065	$3,407	$1,801	$15,818	$129,826	$(14,375)	$(7,066)	$108,385
December 31, 2024	$83,529	$28,295	$9,258	$4,519	$2,371	$14,502	$142,474	$(11,435)	$(7,906)	$123,133

Trade receivables are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer.

Billing terms and conditions generally vary by contract type. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones.

Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

Deferred revenues represent contract liabilities, and include unearned amounts received under contracts with customers and not yet recognized as revenues.

During the year ended December 31, 2024, the Company recognized $13,537 that was included in deferred revenues (short-term contract liability) balance at December 31, 2023.

Revenue by timing of revenue recognition was as follows:

	Year ended December 31,
	2022	2023	2024

Products and services transferred over time	$533,862	$502,358	$514,354
Products transferred at a point in time	32,930	32,694	38,166
	566,792	535,052	552,520